Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($)		Common Stock [Member] Common Class A [Member]		Common Stock [Member] Common Class B [Member]		Common Stock [Member]		Subscription Receivable [Member]	Additional Paid-in Capital [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Jun. 30, 2024						$ 1,700	[1]	$ (1,699)	$ 2,236,677	$ 755,100	$ 1,583,977	$ (258,907)	$ 4,316,848	$ (61,851)	$ 4,254,997
Balance, shares at Jun. 30, 2024						170,000	[1]
Shares issued in connection with initial public offering						$ 175	[1]		4,597,235				4,597,410		4,597,410
Shares issued in connection with initial public offering, shares	[1]					17,480
Net loss							[1]				(1,125,038)		(1,125,038)	(877)	(1,125,915)
Appropriation to statutory reserve							[1]			6,889	(6,889)
Foreign currency translation adjustment							[1]					(34,516)	(34,516)	535	(33,981)
Ending balance, value at Dec. 31, 2024						$ 1,875	[1]	(1,699)	6,833,912	761,989	452,050	(293,423)	7,754,704	(62,193)	7,692,511
Balance shares at Dec. 31, 2024						187,480	[1]
Beginning balance, value at Jun. 30, 2025			[1]		[1]	$ 1,875	[1]	(1,699)	6,831,401	800,096	525,406	(279,104)	7,877,975	(63,581)	7,814,394
Balance, shares at Jun. 30, 2025	[1]					187,480
Net loss			[1]		[1]		[1]				(581,931)		(581,931)	(1,368)	(583,299)
Foreign currency translation adjustment			[1]		[1]		[1]					(54,076)	(54,076)	(1,189)	(55,265)
Shares re-designated and re-classified		$ 331	[1]	$ 1,544	[1]	$ (1,875)	[1]
Shares redesignated and reclassified shares	[1]	33,120		154,360		(187,480)
Issuance of common stock in private placement		$ 12,000	[1]		[1]		[1]		29,988,000				30,000,000		30,000,000
Issuance of common stock in private placement, shares	[1]	1,200,000
Ending balance, value at Dec. 31, 2025		$ 12,331	[1]	$ 1,544	[1]		[1]	$ (1,699)	$ 36,819,401	$ 800,096	$ (56,525)	$ (333,180)	$ 37,241,968	$ (66,138)	$ 37,175,830
Balance shares at Dec. 31, 2025	[1]	1,233,120		154,360

[1]	The shares data are presented on a retroactive basis to reflect the 100 to 1 share consolidation (Note 15).